OTHER NONCURRENT ASSETS - Change in the balance of other investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OTHER NONCURRENT ASSETS
Ending balance	$ 3,000,000
Percentage of annual interest rate due in two years	3.00%
Change in fair value, net	$ 3,000,000.0	$ 0